Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables related to operating, general and administrative expenses	$ 53,901	$ 54,536
Trade payables related to capital expenditures	15,796	1,591
Other provisions	3,338	9,312
DSU and PSU Liability (Note 13g,f)	3,214	3,894
Other taxes payable	0	15
Total	$ 76,249	$ 69,348	$ 47,282